STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total comprehensive loss [Member]
Balance at Dec. 31, 2008	$ 10,003	$ 77	$ 163,181	$ 4,198	$ (157,453)
Balance, shares at Dec. 31, 2008		28,512,440
Employee options exercised	750		750
Employee options exercised, shares		283,772
Issuance of shares	19,074	11	19,063
Issuance of shares, shares		4,071,700
Stock-based compensation relating to options and warrants issued to consultants	225		225
Stock-based compensation relating to options issued to employees	1,304		1,304
Realized gain on the investment in Evogene	(3,721)			(3,721)		(3,721)
Unrealized gain on the investment in Evogene	3,594			3,594		3,594
Net loss	(3,831)				(3,831)	(3,831)
Total comprehensive loss						(3,958)
Balance at Dec. 31, 2009	27,398	88	184,523	4,071	(161,284)
Balance, shares at Dec. 31, 2009		32,867,912
Employee options exercised	2,420	4	2,416
Employee options exercised, shares		1,047,633
Issuance of warrants in connection with research and development funding arrangement, net	999		999
Stock-based compensation relating to options and warrants issued to consultants	461		461
Stock-based compensation relating to options issued to employees	1,876		1,876
Realized gain on the investment in Evogene	(382)			(382)		(382)
Unrealized gain on the investment in Evogene	2,716			2,716		2,716
Net loss	(7,203)				(7,203)	(7,203)
Total comprehensive loss						(4,869)
Balance at Dec. 31, 2010	28,285	92	190,275	6,405	(168,487)
Balance, shares at Dec. 31, 2010	33,915,545	33,915,545
Employee options exercised	2,041	2	2,039
Employee options exercised, shares		792,077
Stock-based compensation relating to options and warrants issued to consultants	457		457
Stock-based compensation relating to options issued to employees	2,943		2,943
Realized gain on the investment in Evogene	(239)			(239)		(239)
Unrealized gain on the investment in Evogene	(1,902)			(1,902)		(1,902)
Net loss	(12,004)				(12,004)	(12,004)
Total comprehensive loss						(14,145)
Balance at Dec. 31, 2011	$ 19,581	$ 94	$ 195,714	$ 4,264	$ (180,491)
Balance, shares at Dec. 31, 2011	34,707,622	34,707,622